Interest Expense, Net - Summary of Interest Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 03, 2017	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Other Income and Expenses [Abstract]
Interest on debt		$ 24,411	$ 40,537	$ 104,173	$ 119,849	$ 163,210	$ 122,193	$ 127,273
Interest on capital lease and financing obligations		1,037	1,050	3,122	3,158	4,205	4,244	5,003
Debt issuance costs amortization		696	950	2,626	3,045	4,060	7,693	7,408
Original issue discount amortization		627	1,272	2,606	3,302	4,403	9,398	9,440
Charges related to debt refinancing						21,061
Loss on debt extinguishment and charges related to debt refinancing	$ (21,100)	6,246	(1,402)	25,405	21,061
Capitalized interest		12	(86)	(145)	(204)	(215)	(68)	(1,288)
Unrealized loss on interest rate caps							73	2,257
Other interest income							(182)
Interest expense, net		$ 33,029	$ 42,321	$ 137,787	$ 150,211	$ 196,724	$ 143,351	$ 150,093